Accounts Receivable, Net (Details) - Schedule of Allowance for Doubtful Accounts, Net Consists	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)
Schedule of Allowance For Doubtful Accounts Net Consists [Abstract]
Beginning balance, January 1	$ 31,502	$ 4,033	$ 31,502
Addition	1,383,316	177,101
Ending balance, December 31	$ 1,414,818	$ 181,134	$ 31,502